Summary of Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Summary of Significant Accounting Policies
Basis of Presentation

Basis of Presentation

        The accompanying unaudited condensed financial statements have been prepared in accordance with United States generally accepted accounting principles ("U.S. GAAP") and pursuant to the rules and regulations of the SEC. The accompanying unaudited condensed interim financial statements have been prepared on the same basis as the annual financial statements and, in the opinion of management, reflect all adjustments, which include only normal recurring adjustments, necessary for a fair statement of the Company's financial information. The results for the three and nine months ended September 30, 2017, are not necessarily indicative of results to be expected for the year ending December 31, 2017, or for any other interim period or for any future year. The December 31, 2016 condensed balance sheet data has been derived from audited financial statements. Certain information and footnote disclosures normally included in annual financial statements prepared in accordance with U.S. GAAP have been condensed or omitted pursuant to SEC rules and regulations relating to interim financial statements. These unaudited condensed financial statements and notes should be read in conjunction with the financial statements included in the Company's Form 10-K for the fiscal year ended December 31, 2016, which was filed with the SEC on March 14, 2017. The Company's significant accounting policies are more fully described in Note 2 of the Notes to Financial Statements included in the Company's Annual Report on Form 10-K for the year ended December 31, 2016.

Basis of Presentation

        On January 14, 2015, the Company's Board of Directors approved an amendment to the Company's amended and restated certificate of incorporation to effect a 1-for-45 reverse stock split of the Company's common stock and convertible preferred stock. The par value of the common stock and convertible preferred stock was not adjusted as a result of the reverse stock split. All common stock, convertible preferred stock, stock options and warrants, and per share amounts in the financial statements have been retroactively adjusted for all periods presented to give effect to the reverse stock split. The reverse stock split was effected on January 28, 2015.

        The financial statements have been prepared in accordance with United States generally accepted accounting principles ("U.S. GAAP") and pursuant to the rules and regulations of the United States Securities and Exchange Commission ("SEC").

Use of Estimates

Use of Estimates

        The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts and disclosures reported in the financial statements. Management uses significant judgment when making estimates related to its common stock valuation and related stock-based compensation, provisions for doubtful accounts receivable and excess and obsolete inventories, the determination of useful lives and impairment of assets, clinical trial accruals, and its reserves for sales returns and warranty costs. Management bases its estimates on historical experience and on various other assumptions that are believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. Although these estimates are based on the Company's knowledge of current events and actions it may undertake in the future, actual results may ultimately materially differ from these estimates and assumptions.

Use of Estimates

        The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts and disclosures reported in the financial statements. Management uses significant judgment when making estimates related to its common stock valuation and related stock-based compensation, the valuation of the common stock warrants, the valuation of compound embedded derivatives, provisions for doubtful accounts receivable and excess and obsolete inventories, clinical trial accruals, and its reserves for sales returns and warranty costs. Management bases its estimates on historical experience and on various other assumptions that are believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. Although these estimates are based on the Company's knowledge of current events and actions it may undertake in the future, actual results may ultimately materially differ from these estimates and assumptions.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

        The Company has evaluated the estimated fair value of its financial instruments as of September 30, 2017 and December 31, 2016. Financial instruments consist of cash and cash equivalents, accounts receivable and payable, and other current liabilities and borrowings. The carrying amounts of cash and cash equivalents, accounts receivable and payable, and other current liabilities approximate their respective fair values because of the short-term nature of those instruments. Based upon the borrowing terms and conditions currently available to the Company, the carrying values of its borrowings approximate fair value.

Fair Value of Financial Instruments

        The Company has evaluated the estimated fair value of its financial instruments as of December 31, 2016 and 2015. Financial instruments consist of cash and cash equivalents, accounts receivable and payable, and other current liabilities and borrowings. The carrying amounts of cash and cash equivalents, accounts receivable and payable, and other current liabilities approximate their respective fair values because of the short-term nature of those instruments. Based upon the borrowing terms and conditions currently available to the Company, the carrying values of the borrowings approximate their fair value. Fair value accounting was applied to the warrant liabilities and embedded derivatives. No warrant liabilities or embedded derivatives were outstanding as of December 31, 2016 and 2015.

Cash and Cash Equivalents

Cash and Cash Equivalents

        The Company considers all highly liquid investments with an original maturity of three months or less at the time of purchase to be cash equivalents. Cash equivalents are considered available-for-sale marketable securities and are recorded at fair value, using level 1 inputs, based on quoted market prices. As of September 30, 2017 and December 31, 2016, the Company's cash equivalents are entirely comprised of investments in money market funds. Any related unrealized gains and losses are recorded in other comprehensive income (loss) and included as a separate component of stockholders' equity (deficit). There were no unrealized gains and losses as of September 30, 2017 and December 31, 2016. Any realized gains and losses and interest and dividends on available-for-sale securities are included in interest income or expense and computed using the specific identification cost method.

Cash and Cash Equivalents

        The Company considers all highly liquid investments with an original maturity of three months or less at the time of purchase to be cash equivalents. Cash equivalents are considered available-for-sale marketable securities and are recorded at fair value, based on quoted market prices. As of December 31, 2016 and 2015, the Company's cash equivalents are entirely comprised of investments in money market funds. Any related unrealized gains and losses are recorded in other comprehensive income (loss) and included as a separate component of stockholders' equity (deficit). There were no unrealized gains and losses as of December 31, 2016 and 2015. Any realized gains and losses and interest and dividends on available-for-sale securities are included in interest income or expense and computed using the specific identification cost method.

Restricted Cash

Restricted Cash

        At December 31, 2014, a deposit of $255,000 was restricted from withdrawal. The restricted cash secured obligations of the Company associated with its corporate credit card. The restricted deposit account was included in prepaid expenses and other current assets. During 2015, the Company was no longer required to secure its corporate card obligations. The release of the restriction against the Company's cash was included within investing activities on its statement of cash flows for the year ended December 31, 2015.

Concentration of Credit Risk, and Other Risks and Uncertainties

Concentration of Credit Risk, and Other Risks and Uncertainties

        Financial instruments that potentially subject the Company to credit risk consist of cash and cash equivalents and accounts receivable to the extent of the amounts recorded on the balance sheets.

        The Company's policy is to invest in cash and cash equivalents, consisting of money market funds. These financial instruments are held in Company accounts at one financial institution. The counterparties to the agreements relating to the Company's investments consist of financial institutions of high credit standing.

        The Company provides for uncollectible amounts when specific credit problems arise. Management's estimates for uncollectible amounts have been adequate, and management believes that all significant credit risks have been identified at September 30, 2017 and December 31, 2016.

        The Company's accounts receivable are due from a variety of health-care organizations in the United States and select European markets. At September 30, 2017 and December 31, 2016, there were no customers that represented 10% or more of the Company's accounts receivable. For the three months ended September 30, 2017 and 2016, there was one and no customers, respectively, that represented 10% or more of revenues. For the nine months ended September 30, 2017 and 2016, there were no customers that represented 10% or more of revenues. Disruption of sales orders or a deterioration of financial condition of its customers would have a negative impact on the Company's financial position and results of operations.

        The Company manufactures its commercial products in-house, including Pantheris and the Ocelot family of catheters. Certain of the Company's product components and sub-assemblies continue to be manufactured by sole suppliers. Disruption in component or sub-assembly supply from these manufacturers or from in-house production would have a negative impact on the Company's financial position and results of operations.

        The Company is subject to certain risks, including that its devices may not be approved or cleared for marketing by governmental authorities or be successfully marketed. There can be no assurance that the Company's products will achieve widespread adoption in the marketplace, nor can there be any assurance that existing devices or any future devices can be developed or manufactured at an acceptable cost and with appropriate performance characteristics. The Company is also subject to risks common to companies in the medical device industry, including, but not limited to, new technological innovations, dependence upon third-party payors to provide adequate coverage and reimbursement, dependence on key personnel and suppliers, protection of proprietary technology, product liability claims, and compliance with government regulations.

        Existing or future devices developed by the Company may require approvals or clearances from the FDA or international regulatory agencies. In addition, in order to continue the Company's operations, compliance with various federal and state laws is required. If the Company were denied or delayed in receiving such approvals or clearances, it may be necessary to adjust operations to align with the Company's currently approved portfolio. If clearance for the products in the current portfolio were withdrawn by the FDA, this may have a material adverse impact on the Company.

Concentration of Credit Risk, and Other Risks and Uncertainties

        Financial instruments that potentially subject the Company to credit risk consist of cash and cash equivalents and accounts receivable to the extent of the amounts recorded on the balance sheets.

        The Company's policy is to invest in cash and cash equivalents, consisting of money market funds. These financial instruments are held in Company accounts at one financial institution. The counterparties to the agreements relating to the Company's investments consist of financial institutions of high credit standing.

        The Company provides for uncollectible amounts when specific credit problems arise. Management's estimates for uncollectible amounts have been adequate, and management believes that all significant credit risks have been identified at December 31, 2016 and 2015.

        The Company's accounts receivable are due from a variety of health care organizations in the United States and select international markets. At December 31, 2016 and 2015, there were none and one, respectively, of the Company's customers that represented 10% or more of the Company's accounts receivable. For the years ended December 31, 2016, 2015 and 2014, there were no customers that represented 10% or more of revenues. Disruption of sales orders or a deterioration of financial condition of its customers would have a negative impact on the Company's financial position and results of operations.

        The Company manufactures its commercial products in-house, including Pantheris and the Ocelot family of catheters. Certain of the Company's product components and sub-assemblies continue to be manufactured by sole suppliers. Disruption in component or sub-assembly supply from these manufacturers or from in-house production would have a negative impact on the Company's financial position and results of operations.

        The Company is subject to certain risks, including that its devices may not be approved or cleared for marketing by governmental authorities or be successfully marketed. There can be no assurance that the Company's products will achieve widespread adoption in the marketplace, nor can there be any assurance that existing devices or any future devices can be developed or manufactured at an acceptable cost and with appropriate performance characteristics. The Company is also subject to risks common to companies in the medical device industry, including, but not limited to, new technological innovations, dependence upon third-party payors to provide adequate coverage and reimbursement, dependence on key personnel and suppliers, protection of proprietary technology, product liability claims, and compliance with government regulations.

        Existing or future devices developed by the Company may require approvals or clearances from the FDA or international regulatory agencies. In addition, in order to continue the Company's operations, compliance with various federal and state laws is required. If the Company were denied or delayed in receiving such approvals or clearances, it may be necessary to adjust operations to align with the Company's currently approved portfolio. If clearance for the products in the current portfolio were withdrawn by the FDA, this may have a material adverse impact on the Company.

Accounts Receivable

Accounts Receivable

        Trade accounts receivable are recorded at the invoiced amount and do not bear interest. The allowance for doubtful accounts is the Company's best estimate of the amount of probable credit losses in the Company's existing accounts receivable. The Company determines the allowance for doubtful accounts based upon an aging of accounts receivable, historical experience, and management judgment. Accounts receivable balances are reviewed individually for collectability. To date, the Company has not experienced significant credit-related losses.

Inventories

Inventories

        Inventories are valued at the lower of cost or market. Cost is determined using the first-in, first-out method for all inventories. The Company's policy is to write down inventory that has expired or become obsolete, inventory that has a cost basis in excess of its expected net realizable value, and inventory in excess of expected requirements. The estimate of excess quantities is subjective and primarily dependent on the estimates of future demand for a particular product. If the estimate of future demand is too high, the Company may have to increase the reserve for excess inventory for that product and record a charge to the cost of revenues. Inventory used in clinical trials is expensed at the time of production and recorded as research and development expense.

Property and equipment

Property and equipment

        Property and equipment are recorded at cost. Repairs and maintenance costs are expensed as incurred. Depreciation and amortization are calculated using the straight-line method over the estimated useful lives of the assets of three to five years. Depreciation expense includes the amortization of assets acquired under capital leases and equipment located at customer sites. Equipment held by customers is comprised of the Lightboxes located at customer sites under a lease or placement agreement and are recorded at cost. Upon execution of a lease or placement agreement, the related equipment is reclassified from inventory to the property and equipment account. Depreciation expense for equipment held by customers is recorded as a component of cost of revenues. Leasehold improvements and assets recorded under capital leases are amortized using the straight-line method over the shorter of the lease term or estimated useful economic life of the asset.

Deferred Offering Costs

Deferred Offering Costs

        Deferred offering costs, which primarily consist of direct incremental legal and accounting fees relating to an offering of equity securities, were capitalized. As of December 31, 2016, there we no deferred offering costs capitalized in other assets on the balance sheet. Deferred offering costs of $29,000 were capitalized as of December 31, 2015.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

        The Company reviews long-lived assets, including property and equipment, for impairment whenever events or changes in business circumstances indicate that the carrying amount of the assets may not be fully recoverable. If indicators of impairment exist, an impairment loss would be recognized when estimated undiscounted future cash flows expected to result from the use of the asset and its eventual disposition are less than its carrying amount. Impairment, if any, is measured as the amount by which the carrying amount of the long-lived asset exceeds its fair value. The Company has not recorded any impairment of long-lived assets since inception through December 31, 2016.

Convertible Preferred Stock

Convertible Preferred Stock

        Prior to its IPO the Company recorded its convertible preferred stock at fair value on the dates of issuance, net of issuance costs and classified the convertible preferred stock outside of stockholders' equity (deficit) on the balance sheets as events triggering the liquidation preferences were not solely within the Company's control. Upon the closing of the IPO, all shares of convertible preferred stock then outstanding converted into an aggregate of 174,028 shares of common stock resulting in the reclassification of $137,626,000 from outside of stockholders' equity (deficit) to additional paid-in capital.

Warrant Liability and Embedded Derivative Instruments

Warrant Liability and Embedded Derivative Instruments

        The Company accounts for its warrants for shares of common stock in accordance with the accounting guidance for derivatives. The accounting guidance provides a two-step model to be applied in determining whether a financial instrument is indexed to an entity's own stock and, therefore, qualifies for a scope exception. The two-step model requires a contract for a financial instrument to be both (1) indexed to the entity's own stock and (2) classified in the stockholders' equity (deficit) section of the balance sheet. If a financial instrument qualifies for a scope exception, it would not be considered a derivative financial instrument.

        As the price per share of the common stock warrants issued with the convertible notes was not fixed until the issuance of the Series E Convertible Preferred Stock in September 2014, these warrants were initially classified as a derivative liability. As a derivative liability, the warrants were initially recorded at fair value and were subject to remeasurement at each balance sheet date until September 2014. Any change in fair value as a result of a remeasurement was recognized as a component of other income (expense), net in the statements of operations and comprehensive loss. The Company re-evaluated the terms of the common stock warrants issued with the convertible notes after the issuance of the Series E Convertible Preferred Stock in September 2014 and determined that they then met the first criterion of the two-step model. Accordingly, the associated current fair value of the warrant liability was reclassified to additional paid-in capital in the stockholders' equity (deficit) section of the balance sheet at that time, thus satisfying the second criterion of the two-step model.

        The Company issued convertible notes in 2013 and 2014 that included features which were determined to be embedded derivatives requiring bifurcation and separate accounting. Prior to their extinguishment in September 2015, the Company recorded a compound derivative asset or liability related to redemption features embedded within its outstanding convertible notes. The embedded derivatives were initially recorded at fair value and are subject to remeasurement as of each balance sheet date. Any change in fair value is recognized as a component of other income (expense), net in the statements of operations and comprehensive loss. In September 2015, the Company repaid the outstanding convertible notes and accrued interest obligations in their entirety. Accordingly, the associated current fair value of the embedded derivative asset was expensed as a component of other income (expense), net in the statements of operations and comprehensive loss at that time.

Revenue Recognition

Revenue Recognition

        The Company's revenues are derived from (1) sale of its Lightbox (2) sale of disposables, which consist of catheters and accessories, and (3) sale of customer service contracts. The Company sells its products directly to hospitals and medical centers as well as through distributors. The Company recognizes revenue in accordance with Accounting Standards Codification ("ASC") 605-10, Revenue Recognition, when persuasive evidence of an arrangement exists, the fee is fixed or determinable, collection of the fee is probable and delivery has occurred. For all sales, the Company uses either a signed agreement or a binding purchase order as evidence of an arrangement.

        The Company's revenue recognition policies generally result in revenue recognition at the following points:

        1.        Lightbox sales:    The Company sells its products directly to hospitals and medical centers. Provided all other criteria for revenue recognition have been met, the Company recognizes revenue for Lightbox sales directly to end customers when delivery and acceptance occurs, which is defined as receipt by the Company of an executed form by the customer acknowledging that the training and installation process is complete.

        2.        Sales of disposables:    Disposable revenues consist of sales of the Company's catheters and accessories and are recognized when the product has shipped, risk of loss and title has passed to the customer and collectability is reasonably assured.

        3.        Service revenue:    Service revenue is recognized ratably over the term of the service period. To date, service revenue has been insignificant.

        The Company offers its customers the ability to purchase or lease its Lightbox. In addition, the Company provides a Lightbox under a limited commercial evaluation program to allow certain strategic accounts to install and utilize the Lightbox for a limited trial period of three to six months. When a Lightbox is placed under a lease agreement or under a commercial evaluation program, the Company retains title to the equipment and it remains capitalized on its balance sheet under property and equipment. Depreciation expense on these placed Lightboxes is recorded to cost of revenues on a straight-line basis. The costs to maintain these placed Lightboxes are charged to cost of revenues as incurred.

        The Company evaluates its lease and commercial evaluation program agreements and accounts for these contracts under the guidance in ASC 840, Leases and ASC 605-25, Revenue Recognition—Multiple Element Arrangements. The guidance requires arrangement consideration to be allocated between a lease deliverable and a non-lease deliverable based upon the relative selling-price of the deliverables, using a specific hierarchy. The hierarchy is as follows: vendor-specific objective evidence of fair value of the respective elements, third-party evidence of selling price, or best estimate of selling price ("BESP"). The Company allocates arrangement consideration using BESP.

        The Company assessed whether the embedded lease is an operating lease or sales-type lease. Based on the Company's assessment of the guidance and given that any payments under the lease agreements are dependent upon contingent future sales, it was determined that collectability of the minimum lease payments is not reasonably predictable. Accordingly, the Company concluded the embedded lease did not meet the criteria of a sales-type lease and accounts for it as an operating lease. The Company recognizes revenue allocated to the lease as the contingent disposable product purchases are delivered and are included in revenues within the statement of operations and comprehensive loss.

        For sales through distributors, the Company recognizes revenue when title to the product and the risk of loss transfers from the Company to the distributor. The distributors are responsible for all marketing, sales, training and warranty in their respective territories. The standard terms and conditions contained in the Company's distribution agreements do not provide price protection or stock rotation rights to any of its distributors. In addition, its distributor agreements do not allow the distributor to return or exchange products, and the distributor is obligated to pay the Company upon invoice regardless of its ability to resell the product.

        The Company estimates reductions in revenue for potential returns of products by customers. In making such estimates, management analyzes historical returns, current economic trends and changes in customer demand and acceptance of its products. The Company expenses shipping and handling costs as incurred and includes them in the cost of revenues. In those cases where the Company bills shipping and handling costs to customers, it will classify the amounts billed as a component of revenue.

Revenue Recognition

The Company’s revenues are derived from (1) sale of its Lightbox (2) sale of disposables, which consist of catheters and accessories, and (3) sale of customer service contracts. The Company sells its products directly to hospitals and medical centers as well as through distributors. The Company recognizes revenue in accordance with Accounting Standards Codification (“ASC”) 605-10, Revenue Recognition, when persuasive evidence of an arrangement exists, the fee is fixed or determinable, collection of the fee is probable and delivery has occurred. For all sales, the Company uses either a signed agreement or a binding purchase order as evidence of an arrangement.

The Company’s revenue recognition policies generally result in revenue recognition at the following points:

1.

Lightbox sales: The Company sells its products directly to hospitals and medical centers. Provided all other criteria for revenue recognition have been met, the Company recognizes revenue for Lightbox sales directly to end customers when delivery and acceptance occurs, which is defined as receipt by the Company of an executed form by the customer acknowledging that the training and installation process is complete.

2.

Sales of disposables: Disposable revenues consist of sales of the Company’s catheters and accessories and are recognized when the product has shipped, risk of loss and title has passed to the customer and collectability is reasonably assured.

3.	Service revenue: Service revenue is recognized ratably over the term of the service period. To date service revenue has been insignificant.

The Company offers its customers the ability to purchase or lease its Lightbox. In addition, the Company provides a Lightbox under a limited commercial evaluation program to allow certain strategic accounts to install and utilize the Lightbox for a limited trial period of three to six months. When a Lightbox is placed under a lease agreement or under a commercial evaluation program, the Company retains title to the equipment and it remains capitalized on its balance sheet under property and equipment. Depreciation expense on these placed Lightboxes is recorded to cost of revenues on a straight-line basis. The costs to maintain these placed Lightboxes are charged to cost of revenues as incurred.

The Company evaluates its lease and commercial evaluation program agreements and accounts for these contracts under the guidance in ASC 840, Leases and ASC 605-25, Revenue Recognition—Multiple Element Arrangements. The guidance requires arrangement consideration to be allocated between a lease deliverable and a non-lease deliverable based upon the relative selling-price of the deliverables, using a specific hierarchy. The hierarchy is as follows: vendor-specific objective evidence of fair value of the respective elements, third-party evidence of selling price, or best estimate of selling price (“BESP”). The Company allocates arrangement consideration using BESP.

The Company assessed whether the embedded lease is an operating lease or sales-type lease. Based on the Company’s assessment of the guidance and given that any payments under the lease agreements are dependent upon contingent future sales, it was determined that collectability of the minimum lease payments is not reasonably predictable. Accordingly, the Company concluded the embedded lease did not meet the criteria of a sales-type lease and accounts for it as an operating lease. The Company recognizes revenue allocated to the lease as the contingent disposable product purchases are delivered and are included in revenues within the statement of operations and comprehensive loss.

For sales through distributors, the Company recognizes revenue when title to the product and the risk of loss transfers from the Company to the distributor. The distributors are responsible for all marketing, sales, training and warranty in their respective territories. The standard terms and conditions contained in the Company’s distribution agreements do not provide price protection or stock rotation rights to any of its distributors. In addition, its distributor agreements do not allow the distributor to return or exchange products, and the distributor is obligated to pay the Company upon invoice regardless of its ability to resell the product.

The Company estimates reductions in revenue for potential returns of products by customers. In making such estimates, management analyzes historical returns, current economic trends and changes in customer demand and acceptance of its products. The Company expenses shipping and handling costs as incurred and includes them in the cost of revenues. In those cases where the Company bills shipping and handling costs to customers, it will classify the amounts billed as a component of revenue.

Cost of Revenues

Cost of Revenues

        Cost of revenues consists primarily of manufacturing overhead costs, material costs and direct labor. A significant portion of the Company's cost of revenues currently consists of manufacturing overhead costs. These overhead costs include the cost of quality assurance, material procurement, inventory control, facilities, equipment and operations supervision and management. The Company expenses all warranty costs and inventory provisions to cost of revenues. The Company records adjustments to its inventory valuation for estimated excess, obsolete and non-sellable inventories based on assumptions about future demand, past usage, changes to manufacturing processes and overall market conditions. Cost of revenues also includes depreciation expense for the Lightboxes under lease and commercial evaluation program agreements and certain direct costs such as shipping costs.

Cost of Revenues

Cost of revenues consists primarily of manufacturing overhead costs, material costs and direct labor. A significant portion of the Company’s cost of revenues currently consists of manufacturing overhead costs. These overhead costs include the cost of quality assurance, material procurement, inventory control, facilities, equipment and operations supervision and management. Cost of revenues also includes depreciation expense for the Lightboxes under lease agreements and certain direct costs such as shipping costs.

Product Warranty Costs

Product Warranty Costs

        The Company typically offers a one-year warranty for parts and labor on its products commencing upon the transfer of title and risk of loss to the customer. The Company accrues for the estimated cost of product warranties upon invoicing its customers, based on historical results. Warranty costs are reflected in the statement of operations and comprehensive loss as a cost of revenues. The warranty obligation is affected by product failure rates, material usage and service delivery costs incurred in correcting a product failure. Should actual product failure rates, material usage or service delivery costs differ from these estimates, revisions to the estimated warranty liability would be required. Periodically the Company assesses the adequacy of its recorded warranty liabilities and adjusts the amounts as necessary. The warranty liability is included within accrued liabilities on the balance sheet. Warranty provisions and claims are summarized as follows (in thousands):

Amount
Balance at December 31, 2016	$509
Warranty provision	193
Usage/Release	(306)

Balance at September 30, 2017	$396

Product Warranty Costs

The Company typically offers a one-year warranty for parts and labor on its products commencing upon the transfer of title and risk of loss to the customer. The Company accrues for the estimated cost of product warranties upon invoicing its customers, based on historical results. Warranty costs are reflected in the statement of operations and comprehensive loss as a cost of revenues. The warranty obligation is affected by product failure rates, material usage and service delivery costs incurred in correcting a product failure. Should actual product failure rates, material usage or service delivery costs differ from these estimates, revisions to the estimated warranty liability would be required. Periodically the Company assesses the adequacy of its recorded warranty liabilities and adjusts the amounts as necessary. Warranty provisions and claims are summarized as follows (in thousands):

	Year Ended December 31,
	2016	2015	2014

Balance beginning of year	$70	$167	$105
Warranty provision	1,048	70	140
Usage/Release	(609)	(167)	(78)

Balance end of year	$509	$70	$167

Research and Development

Research and Development

The Company expenses research and development costs as incurred. Research and development expenses include personnel and personnel-related costs, costs associated with pre-clinical and clinical development activities, and costs for prototype products that are manufactured prior to market approval for that prototype product; internal and external costs associated with the Company’s regulatory compliance and quality assurance functions, including the costs of outside consultants and contractors that assist in the process of submitting and maintaining regulatory filings; and overhead costs, including allocated facility and related expenses.

Clinical Trials

Clinical Trials

The Company accrues and expenses costs for its clinical trial activities performed by third parties, including clinical research organizations and other service providers, based upon estimates of the work completed over the life of the individual study in accordance with associated agreements. The Company determines these estimates through discussion with internal personnel and outside service providers as to progress or stage of completion of trials or services pursuant to contracts with clinical research organizations and other service providers and the agreed-upon fee to be paid for such services.

Advertising Costs

Advertising Costs

The Company expenses advertising costs as incurred. Advertising costs include design and production costs, including website development, physician and patient testimonial videos, written media campaigns, and other items. Advertising costs of approximately $526,000, $515,000 and $720,000 were expensed during the years ended December 31, 2016, 2015 and 2014, respectively.

Common Stock Valuation and Stock-Based Compensation

Common Stock Valuation and Stock-Based Compensation

Stock-based compensation for the Company includes amortization related to all stock options, restricted stock units (“RSUs”) and shares issued under the employee stock purchase plan, based on the grant-date estimated fair value. The fair value of stock options is estimated on the date of grant using the Black-Scholes option pricing model and recognized as expense on a straight-line basis over the vesting period of the award. The Company measures the fair value of RSUs using the closing stock price of a share of the Company’s common stock on the grant date and is recognized as expense on a straight-line basis over the vesting period of the award. Because noncash stock-based compensation expense is based on awards ultimately expected to vest, it is reduced by an estimate for future forfeitures. The Company estimates a forfeiture rate for its stock options and RSUs based on an analysis of its actual forfeiture  experience and other factors. Forfeitures are estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from estimates.

Prior to the Company’s IPO in January 2015, the fair value of the Company’s common stock was determined by its Board of Directors with assistance from management and third-party valuation specialists. Management’s approach to estimate the fair value of the Company’s common stock is consistent with the methods outlined in the American Institute of Certified Public Accountants Practice Aid, Valuation of Privately-Held Company Equity Securities Issued as Compensation.  Management considered several factors to estimate enterprise value, including significant milestones that would generally contribute to increases in the value of the Company’s common stock. Following the closing of the Company’s IPO, the fair value of its common stock is determined based on the closing price of its common stock on The NASDAQ Global Market.

Foreign Currency

Foreign Currency

The Company records net gains and losses resulting from foreign exchange transactions as a component of foreign currency exchange losses in other income (expense), net. During the years ended December 31, 2016, 2015 and 2014, the Company recorded $12,000, $18,000 and $21,000 of foreign currency exchange net losses, respectively.

Income Taxes

Income Taxes

The Company utilizes the liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on differences between financial reporting and tax reporting bases of assets and liabilities and are measured using enacted tax rates and laws that are expected to be in effect when the differences are expected to reverse. Valuation allowances are established when necessary to reduce deferred tax assets to the amounts expected to be realized. The Company’s policy is to record interest and penalties on uncertain tax positions as income tax expense when they occur. During the years ended December 31, 2016, 2015 and 2014, the Company did not recognize accrued interest or penalties related to unrecognized tax benefits.

Net Loss per Share Attributable to Common Stockholders

Net Loss per Share

        Basic net loss per share is computed by dividing the net loss by the weighted average number of shares of common stock outstanding during the period, without consideration for potential dilutive common shares. Diluted net loss per share is computed by dividing the net loss by the weighted average number of shares of common stock and dilutive potential shares of common stock outstanding during the period. Any common stock shares subject to repurchase are excluded from the calculations as the continued vesting of such shares is contingent upon the holders' continued service to the Company. For the computation of net loss per share, there were no common stock shares subject to repurchase excluded from the calculations as of September 30, 2017 and 2016. Since the Company was in a loss position for all periods presented, basic net loss per share is the same as diluted net loss per share as the inclusion of all potentially dilutive common shares would have been anti-dilutive.

        Net loss per share was determined as follows (in thousands, except per share data):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2017	2016	2017	2016
Net loss	$(10,443)	$(12,969)	$(38,582)	$(42,631)

Weighted average common stock outstanding	606	442	600	359

Net loss per share, basic and diluted	$(17.23)	$(29.34)	$(64.30)	$(118.75)

        The following potentially dilutive securities outstanding have been excluded from the computations of diluted weighted average shares outstanding because such securities have an anti-dilutive impact due to losses reported:

	September 30,
	2017	2016
Common Stock options	91,939	92,113
Unvested restricted stock units	8,097	5,835
Common stock warrants	53,715	53,715

	153,751	151,663

Net Loss per Share Attributable to Common Stockholders

        Basic net loss per share attributable to common stockholders is computed by dividing the net loss attributable to common stockholders by the weighted average number of shares of common stock outstanding during the period, without consideration for potential dilutive common shares. Diluted net loss per share attributable to common stockholders is computed by dividing the net loss attributable to common stockholders by the weighted average number of shares of common stock and dilutive potential shares of common stock outstanding during the period. Any common stock shares subject to repurchase are excluded from the calculations as the continued vesting of such shares is contingent upon the holders' continued service to the Company. For the computation of net loss per share attributable to common stockholders, common stock shares subject to repurchase of none, none and 14 were excluded from the calculations as of December 31, 2016, 2015 and 2014, respectively. Since the Company was in a loss position for all periods presented, basic net loss per share attributable to common stockholders is the same as diluted net loss per share attributable to common stockholders as the inclusion of all potentially dilutive common shares would have been anti-dilutive.

        Prior to its IPO in January 2015, the Company calculated its basic and diluted net loss per share attributable to common stockholders in conformity with the two-class method required for companies with participating securities. The shares of the Company's convertible preferred stock participated in any dividends declared by the Company and were therefore considered to be participating securities. The Company allocates no loss to participating securities because they have no contractual obligation to share in the losses of the Company.

        Net loss per share attributable to common stockholders was determined as follows (in thousands, except per share data):

	Year Ended December 31,
	2016	2015	2014
Net loss	$(56,128)	$(47,344)	$(31,964)
Adjustment to net loss resulting from convertible preferred stock modification	—	(2,384)	—

Net loss attributable to common stockholders	$(56,128)	$(49,728)	$(31,964)

Weighted average common stock outstanding	414	284	6

Net loss attributable to common stockholders per share, basic and diluted	$(135.57)	$(175.10)	$(5,327.33)

        In addition to the outstanding convertible notes as of December 31, 2014 (Note 8), the following potentially dilutive securities outstanding have been excluded from the computations of diluted weighted average shares outstanding because such securities have an antidilutive impact due to losses reported:

	December 31,
	2016	2015	2014
Convertible preferred stock outstanding	—	—	131,393
Common stock options	92,509	83,445	75,076
Unvested restricted stock units	5,355	2,271	—
Common stock warrants	53,715	54,748	43,925

	151,579	140,464	250,394

Comprehensive Loss	Comprehensive Loss For the three and nine months ended September 30, 2017 and 2016, there was no difference between comprehensive loss and the Company's net loss.	Comprehensive Loss For the years ended December 31, 2016, 2015 and 2014, there was no difference between comprehensive loss and the Company’s net loss.
Segment and Geographical Information

Segment and Geographical Information

        The Company operates and manages its business as one reportable and operating segment. The Company's chief executive officer, who is the chief operating decision maker, reviews financial information on an aggregate basis for purposes of allocating resources and evaluating financial performance. Primarily all of the Company's long-lived assets are based in the United States. Long-lived assets are comprised of property and equipment. For the three months ended September 30, 2017 and 2016, 95% and 96% of the Company's revenues were in the United States, respectively, based on the shipping location of the external customer. For the nine months ended September 30, 2017 and 2016, 96% and 96% of the Company's revenues were in the United States, respectively, based on the shipping location of the external customer.

Segment and Geographical Information

The Company operates and manages its business as one reportable and operating segment. The Company’s chief executive officer, who is the chief operating decision maker, reviews financial information on an aggregate basis for purposes of allocating resources and evaluating financial performance. Primarily all of the Company’s long-lived assets are based in the United States. Long-lived assets are comprised of property and equipment. For the years ended December 31, 2016, 2015 and 2014, 96%, 98% and 99%, respectively, of the Company’s revenues, were in the United States, based on the shipping location of the external customer.

Recent Accounting Pronouncements

Accounting Pronouncements Adopted in 2017

        In March 2016, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2016-09, Compensation—Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting, which simplifies several aspects of the accounting for employee share-based payments, including income tax consequences, application of award forfeitures to expense, classification on the statement of cash flows, and classification of awards as either equity or liabilities. This guidance was effective for annual reporting periods beginning after December 15, 2016, and interim periods within those annual periods.

        As a result of adopting ASU 2016-09, the Company has made an accounting policy election to account for forfeitures as they occur. This change has been applied on a modified retrospective basis, resulting in a cumulative-effect adjustment to increase accumulated deficit by $206,000 as of January 1, 2017, the date of adoption. The adoption of ASU 2016-09 also requires that excess tax benefits and tax deficiencies be recorded in the statement of operations as opposed to additional paid-in capital when the awards vest or are settled. The adoption of ASU 2016-09 as it relates to the accounting for excess tax benefits and tax deficiencies has no impact on the Company's current financial statements or on any prior period financial statements presented. ASU 2016-09 also requires excess tax benefits to be classified as an operating activity, consistent with other income tax cash flows, and may be applied either on a retrospective or prospective basis. The Company has elected to apply this amendment on a prospective basis, as there is no impact to its prior period statements of cash flows. As such, prior periods have not been adjusted.

        In July 2015, the FASB issued an accounting standard which applies to all inventory that is measured using methods other than last-in, first-out or the retail inventory method, including inventory that is measured using first-in, first-out or average cost. The standard requires entities to measure inventory at the lower of cost and net realizable value, defined as the estimated selling prices in the ordinary course of business, less reasonably predictable costs of completion, disposal, and transportation. The guidance was effective for public entities for fiscal years beginning after December 15, 2016, and interim periods within those annual periods. The Company's elected to adopt this standard as of January 1, 2017, on a prospective basis. The adoption had no impact on its financial statements.

        In November 2015, the FASB issued ASU 2015-17, Income Taxes (Topic 740)—Balance Sheet Classification of Deferred Taxes, which requires entities to present its deferred tax assets and deferred tax liabilities as noncurrent in its financial statements. The guidance was effective for public entities for fiscal years beginning after December 15, 2016, and interim periods within those annual periods. The Company's elected to adopt this standard as of January 1, 2017, on a prospective basis. The adoption of this new guidance does not create any impact to the Company's financial statements due to the fact that no deferred tax assets or liabilities have been reported in its financial statements. This will likely remain the case if the Company continues to incur additional losses, which requires it to maintain a full valuation allowance as it will be more-likely-than-not that its deferred tax assets are not realizable.

Recent Accounting Pronouncements

        In May 2014, the FASB, jointly with the International Accounting Standards Board, issued a comprehensive new standard on revenue recognition from contracts with customers. The standard's core principle is that a reporting entity will recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The standard will become effective for the Company beginning in the first quarter of 2018. Early application would be permitted in 2017. Entities would have the option of using either a full retrospective or a modified retrospective approach to adopt this new guidance. The Company has preliminarily decided to adopt this accounting standard in the first quarter of fiscal year 2018 using the modified retrospective approach, with the cumulative effect being recorded within accumulated deficit on January 1, 2018; however, the final determination will depend on a number of factors including finalizing our assessment of the impact to the Company's financial results as well as assessing the impacts of any additional disclosure requirements. The guidance requires an entity to recognize revenue in an amount that reflects the consideration to which an entity expects to be entitled in exchange for the transfer of goods or services. The guidance also requires expanded disclosures relating to the nature, amount, timing, and uncertainty of revenue and cash flows arising from contracts with customers. Additionally, qualitative and quantitative disclosures are required about customer contracts, significant judgments and changes in judgments, and assets recognized from the costs to obtain or fulfill a contract. The new revenue standard is principle-based and interpretation of those principles may vary from company to company based on their unique circumstances. It is possible that interpretation, industry practice, and guidance may evolve as companies and the accounting profession work to implement this new standard. The Company has not completed its assessment of the adoption on its financial statements as well as on its business processes, controls and systems. While the Company has not completed its evaluation, the Company currently believes that the impact to revenue and expense recognized will not be material to any of the years presented. As the Company completes its evaluation of this new standard, new information may arise that could change its current understanding of the impact to revenue and expense recognized. Additionally, the Company will continue to monitor industry activities and any additional guidance provided by regulators, standards setters, or the accounting profession and adjust its assessment and implementation plans accordingly.

        In February 2016, the FASB issued ASU No. 2016-02, "Leases" (ASU 2016-02), which increases transparency and comparability among organizations by recognizing all lease transactions (with terms in excess of 12 months) on the balance sheet as a lease liability and a right-of-use asset (as defined). This guidance is effective for annual reporting periods beginning after December 15, 2018, and interim periods within those annual periods, using a modified retrospective approach, and early adoption is permitted. The Company is evaluating the impact of the adoption of this standard on its financial statements. The Company does expect that the adoption will increase its lease assets and correspondingly increase its lease liabilities.

Recent Accounting Pronouncements

In May 2014, the Financial Accounting Standards Board (“FASB”), jointly with the International Accounting Standards Board, issued a comprehensive new standard on recognition from contracts with customers. The standard’s core principle is that a reporting entity will recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The standard will become effective for the Company beginning in the first quarter of 2018. Early application would be permitted in 2017. Entities would have the option of using either a full retrospective or a modified retrospective approach to adopt this new guidance. The Company currently plans to adopt this accounting standard in the first quarter of fiscal year 2018 using the modified retrospective approach, with the cumulative effect being recorded within retained earnings on January 1, 2018. The guidance requires an entity to recognize revenue in an amount that reflects the consideration to which an entity expects to be entitled in exchange for the transfer of goods or services. The guidance also requires expanded disclosures relating to the nature, amount, timing, and uncertainty of revenue and cash flows arising from contracts with customers. Additionally, qualitative and quantitative disclosures are required about customer contracts, significant judgments and changes in judgments, and assets recognized from the costs to obtain or fulfill a contract. The Company has not completed its assessment of the adoption on its financial statements.

In July 2015, the FASB issued an accounting standard which applies to all inventory that is measured using methods other than last-in, first-out or the retail inventory method, including inventory that is measured using first-in, first-out or average cost. The standard requires entities to measure inventory at the lower of cost and net realizable value, defined as the estimated selling prices in the ordinary course of business, less reasonably predictable costs of completion, disposal, and transportation. The guidance is effective for public entities for fiscal years beginning after December 15, 2016, and interim periods with fiscal years beginning after December 15, 2017. The amendments in the standard should be applied prospectively with earlier application permitted as of the beginning of an interim or annual reporting period. The Company does not expect the adoption of this standard to have a material effect on its financial statements.

In February 2016, the FASB issued ASU No. 2016-02, “Leases” (ASU 2016-02), which increases transparency and comparability among organizations by recognizing all lease transactions (with terms in excess of 12 months) on the balance sheet as a lease liability and a right-of-use asset (as defined). This guidance is effective for annual reporting periods beginning after December 15, 2018, and interim periods within those annual periods, using a modified retrospective approach, and early adoption is permitted. The Company is evaluating the impact of the adoption of this standard on its financial statements. The Company does expect that the adoption will increase its lease assets and correspondingly increase its lease liabilities.

In March 2016, the FASB issued ASU No. 2016-09, Compensation — Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting, which simplifies several aspects of the accounting for employee share-based payments, including income tax consequences, application of award forfeitures to expense, classification on the statement of cash flows, and classification of awards as either equity or liabilities. This guidance is effective for annual reporting periods beginning after December 15, 2016, and interim periods within those annual periods. The Company plans to adopt this new standard on January 1, 2017 and do not expect a material impact on its financial statements given the full valuation allowance position on its deferred tax assets.